UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

              Grosvenor Registered Multi-Strategy Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
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               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
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                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


              Grosvenor Registered Multi-Strategy Master Fund, LLC
                       Schedule of Investments (unaudited)
                                December 31, 2009

                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                       COST (a)                 FAIR VALUE        CAPITAL
------------------------------                                       --------                 ----------        --------

DISTRESSED
Anchorage Capital Partners, L.P.                                   $ 15,615,000              $ 19,874,925         4.23%
Anchorage Short Credit Fund, L.P.                                     2,768,079                 1,671,254         0.36
Blackstone Real Estate Special Situations Fund, L.P.                  2,091,369                 2,404,694         0.51
Blue Mountain Credit Alternatives Fund, L.P. (b)                      7,583,928                 9,617,846         2.05
Fortress Value Recovery Fund, L.P. (c)                                4,300,000                   841,317         0.18
Greywolf Capital Partners II, L.P. (d)                                  110,251                   130,997         0.03
GCP II SPV II (e)                                                       107,389                   126,205         0.03
GSO Liquidity Partners, L.P.                                          3,357,582                 2,818,782         0.60
Harbinger Capital Partners Special Situations Fund, L.P. (f)         10,745,000                 7,883,791         1.68
Highland Crusader Fund, L.P. (g)                                      3,465,641                 3,349,219         0.71
King Street Capital, L.P. (h)                                        13,005,100                17,734,291         3.77
Marathon Distressed Subprime Fund, L.P.                               8,450,000                 8,579,430         1.83
Redwood Domestic Fund, L.P.                                          13,575,000                19,151,965         4.08
Silver Point Capital Fund, L.P.                                      11,200,000                12,551,844         2.67
TCW Special Mortgage Credits Fund II, L.P.                            8,446,402                 9,944,469         2.12
                                                                   ------------              ------------       -------
TOTAL DISTRESSED                                                    104,820,741               116,681,029        24.85
                                                                   ------------              ------------       -------

EVENT DRIVEN
Elliott Associates, L.P.                                             13,900,000                19,904,563         4.24
Level Global, L.P.                                                   11,900,000                11,168,711         2.38
Magnetar Capital, L.P. (i)                                           13,625,000                11,577,384         2.46
Perry Partners, L.P.                                                 14,429,091                16,187,684         3.44
Seneca Capital, L.P. (j)                                             13,384,682                12,295,519         2.62
                                                                   ------------              ------------       -------
TOTAL EVENT DRIVEN                                                   67,238,773                71,133,861        15.14
                                                                   ------------              ------------       -------

LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                         8,682,366                 9,619,825         2.05
Black Bear Fund I, L.P. (k)                                              67,788                   144,962         0.03
Broad Peak Fund, L.P.                                                 8,678,331                 8,934,174         1.90
Brookside Capital Partners Fund, L.P.                                 6,300,000                 6,430,969         1.37
Cavalry Technology, L.P.                                             11,537,652                14,414,223         3.07
Citadel Wellington, LLC (l)                                          12,358,652                 9,134,576         1.94
Conatus Capital Partners, L.P.                                        2,100,000                 2,033,121         0.43
Egerton Capital Partners, L.P.                                       14,100,000                14,449,379         3.08
Elm Ridge Capital Partners, L.P.                                      6,965,225                 9,640,722         2.05
Empire Capital Partners Enhanced Fund, L.P.                          13,087,024                15,174,732         3.23

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2009

                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                           COST (a)                 FAIR VALUE        CAPITAL
------------------------------------------                           --------                 ----------        --------

Long and/or Short Equity (continued)
Galante Partners, L.P.                                             $  7,470,555              $  6,125,831         1.30%
Greenlight Capital Qualified, L.P.                                      700,000                 1,903,263         0.41
Impala Fund, L.P.                                                     8,950,000                 9,737,383         2.07
Impala Transportation Fund, L.P.                                      2,475,000                 2,527,108         0.54
Kingsford Capital Partners, L.P.                                      5,791,628                 5,455,402         1.16
Montrica Global Opportunities Fund, L.P.                              4,407,978                 3,594,312         0.77
Passport II, L.P. (m)                                                10,100,000                 5,698,370         1.21
Scout Capital Partners II LP                                         12,396,209                16,892,395         3.60
Seasons Aggressive Fund, L.P.                                        15,823,626                14,259,659         3.04
Spring Point Contra Partners, L.P.                                    4,706,213                 5,019,236         1.07
Thruway Partners, L.P. (n)                                           13,786,995                13,200,710         2.81
Tremblant Partners, L.P.                                             12,435,577                13,362,564         2.84
Trian Partners, L.P.                                                 11,000,000                11,129,978         2.37
Viking Global Equities Fund, L.P.                                     3,600,000                 4,439,515         0.95
                                                                   ------------              ------------       -------
TOTAL LONG AND/OR SHORT EQUITY                                      197,520,819               203,322,409        43.29
                                                                   ------------              ------------       -------

MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P. (o)                              12,535,462                15,916,423         3.39
HBK II Fund, L.P.                                                     5,310,072                 5,318,216         1.13
OZ Domestic Partners, L.P.                                           16,244,820                19,552,372         4.16
Sandelman Partners Multi-Strategy Fund, L.P. (p)                        680,234                   333,183         0.07
Stark Investments, L.P. (q)                                           9,879,541                 9,431,310         2.01
SuttonBrook Capital Partners, L.P.                                   12,075,698                13,644,301         2.90
                                                                   ------------              ------------       -------
TOTAL MULTI-ARBITRAGE                                                56,725,827                64,195,805        13.66
                                                                   ------------              ------------       -------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                               $426,306,160               455,333,104        96.94%
                                                                   ============

Other assets, less liabilities                                                                 14,384,240         3.06%
                                                                                             ------------       -------

MEMBERS' CAPITAL                                                                             $469,717,344       100.00%
                                                                                             ============       =======


The investments in Portfolio Funds shown above, representing 96.94% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2009

The Fund's investments on December 31, 2009 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                            % OF TOTAL
                                                          INVESTMENTS IN
        INVESTMENT STRATEGY                              PORTFOLIO FUNDS
                                                         ---------------
        Long and/or Short Equity                              44.65 %
        Distressed                                            25.63
        Multi-Arbitrage                                       14.10
        Event Driven                                          15.62
                                                             --------
        TOTAL                                                100.00 %
                                                             ========

(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $445,340,398. Net unrealized appreciation on investments for tax purposes was $9,992,706 consisting of $39,973,442 of gross unrealized appreciation, and $29,980,736 of gross unrealized depreciation.

(b) In December 2009, the Portfolio Fund offered a new share class ("Class S") which provides quarterly liquidity subject to 25% investor-level gate (restriction on redemptions) with a 12-month hard lock-up. The Class S shares are not subject to the fund-level gate that has applied to the existent Q2 shares. The Fund elected to transfer its existing Q2 shares to Class S shares effective January 1, 2010. In addition, the Fund has entered into a side agreement with the Portfolio Fund which will provide some liquidity during the lock-up period. Based on the terms of the side agreement, the Fund will receive up to 5% of its capital balance on the February 28, 2010 redemption date.

(c) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. As of the date of this report, the Portfolio Fund has not distributed any proceeds to its limited partners since the liquidation date (March 2008). The full liquidation is expected to take from two to four years following the date of this report.

(d) The Fund redeemed all of its non-side-pocketed capital from the Portfolio Fund as of December 31, 2009. The remaining capital represents the Fund's investment in the sidepockets.

(e) Greywolf Capital Partners II, LP created a special purpose vehicle ("GCP II SPV II") in response to the March 31, 2009 redemptions. GCP II SPV II is expected to be fully liquidated in 2010.

(f) The Portfolio Fund transferred all of its assets held in a non-segregated form (securities held in a non-cash account) at Lehman Brothers International (53% of the Portfolio Fund's 9/30/08 NAV) into a segregated account held by the Portfolio Fund. The funds held in the segregated account were not available for redemption as of the date of this report. The Portfolio Fund expects to lift the redemption suspension in March 2010 and return requested for redemption capital to its limited partners during the second quarter of 2010. The Fund submitted "protect redemption" notice to the Portfolio Fund for all future eligible redemption dates.

(g) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. Cash distributions will be made to limited partners on a pro-rata basis as the Portfolio Fund's assets are liquidated.

(h) The Portfolio Fund applied a 6% reserve holdback to the December 31, 2008 and future redemptions to provide for possible contingent liabilities related to insolvency of Lehman Brothers Holdings and its affiliates. The reserve holdback has not been released as of the date of this report and is only applicable to the limited partners who were in the Portfolio Fund as of September 30, 2008. The Fund has not submitted any redemption requests to the Portfolio Fund as of the date of this report.

              Grosvenor Registered Multi-Strategy Master Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2009

(i) The Portfolio Fund invoked a gate (restriction) on the June 30, 2009 and December 31, 2009 redemptions and provided for redemptions up to 15% of the Portfolio Fund's net assets through cash distributions. Due to the implementation of the gate, the limited partners received approximately 20% and 21% of the requested redemption amount through cash distributions for each respective redemption date. The Fund did not submit a redemption request to the Portfolio Fund for June 30, 2009 or December 31, 2009 redemption dates. In December 2009, the Portfolio Fund announced a reorganization plan, which included an option to continue participation in the Portfolio Fund and a liquidating option. The Fund has selected the continuing option. As part of the continuing option, the Fund's December 31, 2009 non-side-pocketed capital will be transferred to the new fund, Magnetar Capital Fund II, LP.

(j) As of September 30, 2009, approximately 31% of the Fund's non-side-pocketed capital ("main portfolio") remained in a special liquidating vehicle ("SLV") created on December 31, 2008 in response to significant redemption requests. As the assets held in SLV are monetized, the proceeds will be distributed in cash to the redeeming partners, and re-allocated to the main portfolio for the non-redeeming partners. As of the date of this report, the Fund has not submitted a redemption request to this Portfolio Fund since the establishment of the SLV.

(k) The Fund submitted a full redemption request to the Portfolio Fund for the September 30, 2009 redemption date. Approximately 3% of the requested redemption amount for the September 30, 2009 redemption date was transferred to a liquidating vehicle. The Fund's remaining investment with the Portoflio Fund, which is all in the liquidating vehicle, is expected to be fully monetized in the first half of 2010.

(l) As a result of redemption requests in excess of 3% of the Portfolio Fund's assets for the December 31, 2009 redemption date, the Portfolio Fund invoked 1/16th investor- level gate as per its offering documents. Under the 1/16th gate provision, limited partners can only redeem up to 1/16th of their capital balance in each redemption period. The Fund submitted a full redemption request to the Portfolio Fund for the December 31, 2009 redemption date and, subsequently, received 6.66% of the requested for redemption capital.

(m) Approximately 13% of the limited partners' capital requested for redemption effective December 31, 2008 remains in SPV created to provide for an orderly liquidation of those assets. The Fund did not submit a redemption request to this Portfolio Fund and, therefore, was not subject to the aforementioned SPV.

(n) Subsequent to December 31, 2009, the Portfolio Fund announced its liquidation effective February 28, 2010. The Portfolio Fund is expected to return all capital to its limited partners in March 2010.

(o) The Portfolio Fund restricted redemption rights by transferring the instruments with an illiquid profile into a side pocket investment as of December 31, 2008. As of the date of this report, approximately 11% of the Fund's investment in the Portfolio Fund remained in the side pocket.

(p) As a result of significant redemption requests, the Portfolio Fund implemented a reorganization plan in June 2008 which included an option to continue participation in the Portfolio Fund and a liquidating option. The Fund selected the liquidating option. Under the terms of the liquidating option, the Fund receives cash distributions as the Portfolio Fund's assets are liquidated. As of the date of this report, the Portfolio Fund has distributed approximately 74% of the limited partners' non-side-pocketed July 31, 2008 capital balances. The remaining non-side-pocketed capital is expected to be realized in 2010. As of December 31, 2009, the side-pocketed capital represented approximately 50% of the Fund's capital balance with the Portfolio Fund.

(q) As a result of significant redemption requests, the Portfolio Fund created a liquidating trust for the limited partners who requested March 31, 2009 redemptions. The liquidating trust was created to provide for an orderly liquidation of its assets. As of the date of this report, the liquidating trust represented approximately 25% of the Portfolio Fund's net assets. The Fund submitted a partial redemption request to the Portfolio Fund for the December 31, 2009 redemption date and, subsequently, received approximately 75% of its redemption proceeds in cash. The remaining portion of 25% was settled through an in-kind distribution to a newly formed special purpose vehicle, ("Stark Select Assets Fund"), the majority of which is expected to be monetized in 2010.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grosvenor Registered Multi-Strategy Master Fund, LLC
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By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       February 25, 2010
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       February 25, 2010
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.